[Janus Capital Letterhead]

August 27, 2020

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 299 and Amendment No. 282 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment relates only to the following:

•	Fixed-Income Funds Prospectuses
○	Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, Class R Shares, and Class T Shares
○	Class D Shares
•	Fixed-Income Funds SAI
○	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, and Class T Shares

The Amendment includes certain changes to the disclosure for Janus Henderson Multi-Sector Income Fund that may be deemed to be material pursuant to Rule 485(b) under the 1933 Act. The Amendment relates only to the Fixed-Income Funds, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series and classes of shares.

The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and statement of additional information (“SAI”) comprising the Amendment as follows:

•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAI dated October 28, 2019.

As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on October 28, 2020. At or before that time, the Registrant will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to (i) respond to any comments conveyed by the Securities and Exchange Commission staff; and (ii) make certain non-material changes to the Registrant’s Registration Statement.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.

Senior Legal Counsel

Enclosures (via EDGAR)

cc:	Byron Hittle, Esq.

Thea Kelley